Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Long-Term Debt [Abstract]
Debt Disclosure

Facility	2016	2015
(a) Credit Facilities	344,564	538,208
(b) Term Bank Loans	1,421,479	861,886

Total	1,766,043	1,400,094
Less deferred finance costs, net	(12,188)	(7,531)
Total long-term debt	1,753,855	1,392,563
Less current portion of debt	(291,111)	(319,560)
Add deferred finance costs, current portion	2,976	1,336

Total long term portion, net of current portion and deferred finance costs	1,465,720	1,074,339

Schedule of Weighted-Average Interest Rate
Year ended December 31, 2016	2.71%
Year ended December 31, 2015	2.30%
Year ended December 31, 2014	2.23%

Schedule of Debt

Loan	Origination Date	Original Amount	Balance at January 1, 2016	New Loans	Repaid	Balance at December 31, 2016
Credit facility¹	2004	179,384	80,690	—	10,555	70,135
10-year term loan	2004	71,250	22,657	—	22,657	—
Credit facility	2005	220,000	46,570	—	15,650	30,920
Credit facility	2005	220,000	47,127	—	47,127	—
Credit facility	2006	275,000	72,810	—	72,810	—
Credit facility	2006	371,010	191,010	—	20,000	171,010
Credit facility	2006	70,000	22,500	—	22,500	—
Credit facility¹	2007	120,000	77,500	—	5,000	72,500
10-year term loan	2007	88,350	49,710	—	5,520	44,190
10-year term loan	2009	38,600	22,344	—	2,234	20,110
8-year term loan	2009	40,000	24,016	—	2,664	21,352
12 year term loan	2009	40,000	26,250	—	2,500	23,750
10-year term loan	2010	39,000	24,700	—	2,600	22,100
7-year term loan	2010	70,000	46,800	—	4,640	42,160
10-year term loan	2010	43,924	27,835	—	3,218	24,617
9-year term loan	2010	42,100	29,100	—	2,600	26,500
10-year term loan	2011	48,000	33,600	—	3,200	30,400
9-year term loan	2011	48,650	35,677	—	3,243	32,434
8-year term loan	2011	73,600	61,333	17,173	4,906	73,600
8-year term loan	2012	73,600	62,100	16,100	4,600	73,600
7-year term loan	2013	18,000	15,195	—	1,620	13,575
7-year term loan	2014	42,000	39,200	—	2,800	36,400
6-year term loan	2014	193,239	51,220	117,806	1,200	167,826
6-year term loan	2014	39,000	36,400	—	2,600	33,800
7-year term loan	2014	40,400	5,172	11,426	—	16,598
6-year term loan	2014	78,744	15,516	16,598	—	32,114
6-year term loan	2014	39,954	5,172	11,426	—	16,598
19-month term loan	2014	52,195	52,195	—	52,195	—
5-year term loan	2015	35,190	16,423	18,767	—	35,190
7-year term loan	2015	35,190	11,730	23,460	—	35,190
7-year term loan	2015	39,900	39,900	—	3,627	36,273
5-year term loan	2015	82,775	51,625	31,150	5,173	77,602
6-year term loan	2015	46,217	46,217	—	4,622	41,595
8-year term loan	2015	73,500	9,800	29,400	—	39,200
7-year term loan	2015	44,800	—	44,800	1,600	43,200
12-year term loan	2016	309,824	—	251,199	—	251,199
2&5-year term loan²	2016	60,000	—	60,000	—	60,000
5-year term loan	2016	33,104	—	33,104	924	32,180
4-year term loan	2016	18,125	—	18,125	—	18,125

Total			1,400,094	700,534	334,585	1,766,043

This credit facility includes a fixed interest rate portion amounting to $21,577 as at December 31, 2016.

The Company contemplates selling two of its vessels (Eurochampion 2004 and Euronike) secured under this term loan facility within 2017 and accordingly, an amount of approximately $44,000 is classified under current portion of long-term debt.

Debt Principal Payments

Period/Year	Amount
2017	291,111
2018	348,426
2019	228,458
2020	206,061
2021	258,304
2022 and thereafter	433,683

1,766,043